Stock-Based Compensation Plan - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	0 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended			0 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended
	Jul. 16, 2013	Mar. 11, 2013	Jun. 13, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 28, 2013	Mar. 31, 2013 Stock Incentive Plan (the "Plan") [Member]	Dec. 31, 2012 Stock Incentive Plan (the "Plan") [Member]	Sep. 30, 2013 2013 Equity Incentive Plan [Member]	Jun. 13, 2012 Employee Stock Option [Member]	Sep. 30, 2013 Employee Stock Option [Member]	Sep. 30, 2012 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Jan. 31, 2011 Restricted Stock [Member]	Jun. 26, 2007 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period for options				10 years		10 years			10 years
Option vesting period				4 years		4 years			4 years
Shares available for grant										2,038,985	4,923,771
Weighted average grant date fair value						$ 4.68							$ 6.74		$ 4.68	$ 2.60
Intrinsic value of options exercised													$ 21,226		$ 891	$ 1,192
Stock-based compensation expense				4,220	3,817	5,206	3,951						1,321	624	862	554
Unrecognized compensation cost related to unvested stock granted													6,750		4,904
Weighted average period of unrecognized compensation cost recognition															1 year 9 months 15 days
Total fair value of shares vested															113	43
Stock options were exercised prior to vesting pursuant to an early exercise feature			573,941									573,941	629,850		118,842	211,995
Additional stock-based compensation expense													775	868	1,173	887
Unrecognized compensation cost													$ 1,358		$ 2,573
Options granted to purchase common stock																		4,363,950
Options granted to purchase common stock, exercise price per share				1.80			1.80	1.80										0.01
Number of unvested shares which are fully vested	11,563	244,009													136,881		1,090,988
Options vested and the portion of the liability related to the vesting options reclassified to the company's common stock				255,572